Investment Securities - Unrealized Gross Losses and Fair Values of Securities in a Continuous Loss Position (Details) - USD ($) $ in Thousands	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Time in Continuous Loss
Less Than 12 Months Unrealized Losses	$ (1,258)	$ (17,680)	$ (5,072)
Less Than 12 Months Fair Value	424,625	2,682,621	1,132,533
12 Months or Longer Unrealized Losses	(8,271)	(27,262)	(39,802)
12 Months or Longer Fair Value	594,917	709,322	1,165,721
Total Unrealized Losses	(9,529)	(44,942)	(44,874)
Total Fair Value	$ 1,019,542	3,391,943	2,298,254
U.S. Treasury securities
Time in Continuous Loss
Less Than 12 Months Unrealized Losses		(2,150)	(286)
Less Than 12 Months Fair Value		499,976	201,227
Total Unrealized Losses		(2,150)	(286)
Total Fair Value		499,976	201,227
Non-government agency/Government-sponsored enterprises debt securities
Time in Continuous Loss
Less Than 12 Months Unrealized Losses		(324)	(143)
Less Than 12 Months Fair Value		70,808	24,857
12 Months or Longer Unrealized Losses			(404)
12 Months or Longer Fair Value			70,715
Total Unrealized Losses		(324)	(547)
Total Fair Value		70,808	95,572
Government agency mortgage-backed securities
Time in Continuous Loss
Less Than 12 Months Unrealized Losses		(508)
Less Than 12 Months Fair Value		55,982
Total Unrealized Losses		(508)
Total Fair Value		55,982
Non-government asset-backed securities
Time in Continuous Loss
Less Than 12 Months Unrealized Losses		(143)	(134)
Less Than 12 Months Fair Value		95,310	160,542
Total Unrealized Losses		(143)	(134)
Total Fair Value		95,310	160,542
Collateralized mortgage obligations: Government agency
Time in Continuous Loss
Less Than 12 Months Unrealized Losses		(11,423)	(3,545)
Less Than 12 Months Fair Value		1,428,423	497,235
12 Months or Longer Unrealized Losses		(12,153)	(20,948)
12 Months or Longer Fair Value		354,335	670,377
Total Unrealized Losses		(23,576)	(24,493)
Total Fair Value		1,782,758	1,167,612
Collateralized mortgage obligations: Government-sponsored enterprises
Time in Continuous Loss
Less Than 12 Months Unrealized Losses		(3,132)	(964)
Less Than 12 Months Fair Value		532,122	248,672
12 Months or Longer Unrealized Losses		(15,109)	(18,450)
12 Months or Longer Fair Value		354,987	424,629
Total Unrealized Losses		(18,241)	(19,414)
Total Fair Value		$ 887,109	$ 673,301